Unaudited Consolidated Statements of Operations And Comprehensive (Loss)/Income	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 111,909,938	$ 15,622,025	¥ 122,898,716	¥ 89,424,807	¥ 273,333,957	$ 37,446,599	¥ 205,481,904	¥ 179,586,066
Total cost of revenues	(74,575,130)	(10,410,288)	(91,113,075)	(66,019,948)	(195,691,265)	(26,809,595)	(154,026,591)	(135,659,197)
Gross profit	37,334,808	5,211,737	31,785,641	23,404,859	77,642,692	10,637,004	51,455,313	43,926,869
Operating expenses:
Fulfilment expenses	(2,877,103)	(401,628)	(5,056,932)	(3,034,022)	(7,969,100)	(1,091,762)	(7,315,978)	(10,630,884)
Sales and marketing expenses	(2,517,469)	(351,425)	(9,669,218)	(7,277,737)	(20,916,582)	(2,865,560)	(17,440,192)	(20,763,218)
General and administrative expenses	(14,304,907)	(1,996,888)	(33,589,607)	(20,761,268)	(99,124,765)	(13,580,037)	(82,460,706)	(53,543,862)
Impairment loss on goodwill					(67,932,627)	(9,306,732)	(6,592,220)
Share based compensation	(3,151,323)	(439,908)	(9,240,373)	(3,121,666)	(19,143,702)	(2,622,676)	(83,863,299)	(38,993,201)
Total operating expenses	(22,850,802)	(3,189,849)	(57,556,130)	(34,194,693)	(215,086,776)	(29,466,767)	(197,672,395)	(123,931,165)
(Loss)/income from operations	14,484,006	2,021,888	(25,770,489)	(10,789,834)	(137,444,084)	(18,829,763)	(146,217,082)	(80,004,296)
Interest expenses	(1,173,379)	(163,797)	(8,488,238)	(9,439,287)	(16,738,971)	(2,293,230)	(12,178,668)	(30,826,950)
Interest income	675,860	94,346	1,419,568	1,072,886	3,248,285	445,013	2,562,605	465,162
Foreign currency exchange gain/(loss), net	(5,560)	(776)	(7,375)	33,791	16,927	2,319	(66,798)	671,007
Impairment loss for equity investments accounted for using measurement alternative					(5,645,887)	(773,483)	(8,288,296)	(22,705,285)
Gain from deconsolidation of VIEs							134,665	13,543,650
Other income	1,162,890	162,333	142,683	351,449	1,912,396	261,997	421,449	1,599,746
Other expenses, net							(10,440,057)
Changes in fair value of digital assets	27,566,664	3,848,158		12,651,972	4,803,913	658,133	17,101,260	(1,875,889)
(Loss)/income before income tax expenses	42,710,481	5,962,152	(32,703,851)	(6,119,023)	(149,847,421)	(20,529,014)	(156,970,922)	(119,132,855)
Income tax expense	(5,576,837)	(778,496)	(4,042,618)	(2,834,095)	(7,143,653)	(978,676)	(5,004,766)	(3,115,753)
Net (loss)/income	37,133,644	5,183,656	(36,746,469)	(8,953,118)	(156,991,074)	(21,507,690)	(161,975,688)	(122,248,608)
Accretion of redeemable convertible preferred shares to redemption value				(59,603,833)			(110,112,796)	(109,089,609)
Net (loss)/income attributable to ordinary shareholders	37,133,644	5,183,656	(36,746,469)	(68,556,951)	(157,000,000)	(21,507,690)	(272,088,484)	(231,338,217)
Net income attributable to non-controlling interest	8,990,337	1,255,003	4,404,877	3,122,783	13,205,380	1,809,130	4,366,045	(222,968)
Net (loss)/income attributable to DDC Enterprise Limited	28,143,307	3,928,653	(41,151,346)	(71,679,734)	(170,196,454)	(23,316,820)	(276,454,529)	(231,115,249)
Other comprehensive (loss)/income, net of nil income taxes:
Foreign currency translation adjustment, net of nil income taxes	(4,334,444)	(605,065)	(2,035,230)	(58,857,569)	(4,764,464)	(652,729)	(52,845,568)	(120,532,078)
Net unrealized gains on available-for-sale debt Securities	8,485,964	1,184,595	2,989,431		8,506,042	1,165,323	396,098
Total other comprehensive	4,151,520	579,530	954,201	(58,857,569)	3,741,578	512,594	(52,449,470)	(120,532,078)
Comprehensive (loss)/income:	41,285,164	5,763,186	(35,792,268)	(127,414,520)	(153,249,496)	(20,995,096)	(324,537,954)	(351,870,295)
Comprehensive income attributable to non-controlling interests	8,990,337	1,255,003	4,404,877	3,122,783	13,205,380	1,809,130	4,366,045	(222,968)
Comprehensive (loss)/income attributable to DDC Enterprise Limited	¥ 32,294,827	$ 4,508,183	¥ (40,197,145)	¥ (130,537,303)	¥ (166,454,876)	$ (22,804,226)	¥ (328,903,999)	¥ (351,647,327)
Class A Ordinary Shares
Net loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 7.41	$ 1.03	¥ (45.86)	¥ (12.71)	¥ (4.82)	$ (0.66)	¥ (38.29)	¥ (42.32)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 7.41	$ 1.03	¥ (45.86)	¥ (12.71)	¥ (4.82)	$ (0.66)	¥ (38.29)	¥ (42.32)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)	3,798,369	3,798,369	897,308	5,638,277	35,334,758	35,334,758	7,219,584	5,461,443
Diluted (in Shares)	3,798,369	3,798,369	897,308	5,638,277	35,334,758	35,334,758	7,219,584	5,461,443
Class B Ordinary Shares
Net loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | ¥ / shares
Diluted (in Dollars per share and Yuan Renminbi per share) | ¥ / shares
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000
Diluted (in Shares)	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000
Product revenues
Revenues:
Total revenues	¥ 111,909,938	$ 15,622,025	¥ 122,513,685	¥ 89,126,070	¥ 273,206,704	$ 37,429,165	¥ 204,595,102	¥ 176,420,393
Service revenues
Revenues:
Total revenues			385,031	298,737	127,253	17,434	886,802	1,298,631
Revenues from collaborative arrangements
Revenues:
Total revenues								1,867,042
Cost of products
Revenues:
Total cost of revenues	(74,575,130)	(10,410,288)	(91,031,202)	(65,754,556)	(195,559,129)	(26,791,492)	(153,316,804)	(134,462,728)
Cost of services
Revenues:
Total cost of revenues			¥ (81,873)	¥ (265,392)	¥ (132,136)	$ (18,103)	¥ (709,787)	¥ (1,196,469)